Share capital and other reserves (Details)	6 Months Ended
	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 $ / shares	Jul. 14, 2022 shares	Jul. 13, 2022 € / shares	Jul. 13, 2022 USD ($) $ / shares shares	Jun. 30, 2022 € / shares
Share capital and other reserves (Details) [Line Items]
Authorized shares	350,000,001
Ordinary shares	300,000,000
Ordinary shares, per share | (per share)	€ 1	$ 0.005		€ 1	$ 0.005	€ 1
Preferred shares	50,000,000
Authorised capital (in Dollars) | $					$ 1,750,000
Preferred shares					50,000,000
Reorganization acquired percentage	50.00%
Acquired payment (in Euro) | €	€ 25,000
Agreed to contribute (in Euro) | €	253,821
Liability indicated (in Euro) | €	€ 253,821
Shareholders owning percentage	35.00%
Class A Ordinary Share [Member]
Share capital and other reserves (Details) [Line Items]
Authorized shares					50,000,000
Ordinary shares			8,100,000
Ordinary shares, per share | $ / shares		0.005			$ 0.005
Designated ordinary shares	50,000,000
Ordinary shares votes per share	ten
Class B Ordinary Share [Member]
Share capital and other reserves (Details) [Line Items]
Authorized shares					250,000,000
Ordinary shares			100,000
Ordinary shares, per share | $ / shares		0.005			$ 0.005
Designated ordinary shares	250,000,000
Ordinary shares votes per share	one
Preferred shares					50,000,000
Brera Holdings PLC [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares, per share | € / shares				€ 1
Brera Milano
Share capital and other reserves (Details) [Line Items]
Reorganization acquired percentage	100.00%
Preference shares [Member]
Share capital and other reserves (Details) [Line Items]
Ordinary shares, per share | $ / shares		$ 0.005